Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Inventories

	€ million	€ million
Inventories	2019	2018
Raw materials and consumables	1,399	1,454
Finished goods and goods for resale	3,053	3,052

Total inventories	4,452	4,506
Provision for inventories	(288)	(205)
	4,164	4,301

Summary of Other Provisions for Inventories

	€ million	€ million
Provisions for inventories	2019	2018
1 January	205	194
Charge to income statement	153	92
Reduction/releases	(71)	(72)
Currency translations	—	(7)
Others (a)	1	(2)

31 December	288	205

(a)	Others mainly include the amount towards the acquisition/ disposal of business and transfers.